UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-3254

Strong Large Cap Growth Fund, Inc., on behalf of Strong Large Cap Growth Fund (Exact name of registrant as specified in charter)

100 Heritage Reserve
Menomonee Falls, WI 53051
(Address of principal executive offices) (Zip code)

John W. Widmer, Strong Financial Corporation
W140 N8917 Lilly Road
Menomonee Falls, WI 53051
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 359-3400

Date of fiscal year end:  December 31, 2005

Date of reporting period:  March 31, 2005


Item 1.   Schedule of Investments

SCHEDULE OF INVESTMENTS -- March 31, 2005 (UNAUDITED)

STRONG LARGE CAP GROWTH FUND


Shares            Security Name                                                                                        Value
Common Stocks - 98.20%

Apparel & Accessory Stores - 0.50%
          45,000  Kohl's Corporation+                                                                          $         2,323,350
                                                                                                              --------------------

Building Materials, Hardware, Garden Supply & Mobile Home Dealers - 2.49%
         170,000  Home Depot Incorporated                                                                                6,500,800
          90,000  Lowe's Companies Incorporated                                                                          5,138,100

                                                                                                                        11,638,900
                                                                                                              --------------------

Business Services - 15.15%
          90,000  Cognizant Technology Solutions Corporation+                                                            4,158,000
          60,000  Cognos Incorporated+                                                                                   2,516,400
           7,922  Computer Associates International Incorporated                                                           214,686
         230,000  eBay Incorporated+                                                                                     8,569,800
          55,000  Electronic Arts Incorporated+                                                                          2,847,900
          45,000  Google Incorporated+                                                                                   8,122,950
         510,000  Juniper Networks Incorporated+                                                                        11,250,600
          50,000  Mercury Interactive Corporation+                                                                       2,369,000
         280,000  Microsoft Corporation                                                                                  6,767,600
         650,000  Oracle Corporation+                                                                                    8,112,000
         170,000  Verisign Incorporated+                                                                                 4,879,000
         320,000  Yahoo! Incorporated+                                                                                  10,848,000

                                                                                                                        70,655,936
                                                                                                              --------------------

Chemicals & Allied Products - 13.56%
         140,000  Abbott Laboratories                                                                                    6,526,800
         175,000  Amgen Incorporated+                                                                                   10,186,750
          20,000  Eli Lilly & Company                                                                                    1,042,000
          30,000  Genentech Incorporated+                                                                                1,698,300
          45,000  Genzyme Corporation+                                                                                   2,575,800
         280,000  Gilead Sciences Incorporated+                                                                         10,024,000
         100,000  Monsanto Company                                                                                       6,450,000
         105,000  Praxair Incorporated                                                                                   5,025,300
         255,000  Procter & Gamble Company                                                                              13,515,000
         200,000  Teva Pharmaceutical Industries Limited ADR                                                             6,200,000

                                                                                                                        63,243,950
                                                                                                              --------------------

Communications - 1.01%
         150,000  XM Satellite Radio Holdings Incorporated+                                                              4,725,000
                                                                                                              --------------------

Educational Services - 0.71%
          45,000  Apollo Group Incorporated Class A+                                                                     3,332,700
                                                                                                              --------------------

Electronic & Other Electrical Equipment & Components, Except Computer Equipment - 8.34%
         210,000  Altera Corporation+                                                                                    4,153,800
         130,000  Analog Devices Incorporated                                                                            4,698,200
         250,000  Cisco Systems Incorporated+                                                                            4,472,500
         275,000  General Electric Company                                                                               9,916,500
         180,000  Marvell Technology Group Limited+                                                                      6,901,200
         140,000  Microchip Technology Incorporated                                                                      3,641,400
         140,000  QUALCOMM Incorporated                                                                                  5,131,000

                                                                                                                        38,914,600
                                                                                                              --------------------

Engineering, Accounting, Research Management & Related Services - 0.98%
         140,000  Paychex Incorporated                                                                                   4,594,800
                                                                                                              --------------------

Food & Kindred Products - 2.05%
         180,000  PepsiCo Incorporated                                                                                   9,545,400
                                                                                                              --------------------

Food Stores - 1.76%
          80,000  Starbucks Corporation+                                                                                 4,132,800
          40,000  Whole Foods Market Incorporated                                                                        4,085,200

                                                                                                                         8,218,000
                                                                                                              --------------------

Furniture & Fixtures - 0.64%
          50,000  Kinetic Concepts Incorporated+                                                                         2,982,500
                                                                                                              --------------------

General Merchandise Stores - 4.54%
         260,000  Dollar General Corporation                                                                             5,696,600
         310,000  Target Corporation                                                                                    15,506,200

                                                                                                                        21,202,800
                                                                                                              --------------------

Health Services - 1.03%
          90,000  HCA Incorporated                                                                                       4,821,300
                                                                                                              --------------------

Home Furniture, Furnishings & Equipment Stores - 0.30%
          25,500  Best Buy Company Incorporated                                                                          1,377,255
                                                                                                              --------------------

Hotels, Rooming Houses, Camps & Other Lodge Places - 3.97%
         115,000  Marriott International Incorporated Class A                                                            7,688,900
          90,000  Station Casinos Incorporated                                                                           6,079,500
          70,000  Wynn Resorts Limited+                                                                                  4,741,800

                                                                                                                        18,510,200
                                                                                                              --------------------

Industrial & Commercial Machinery & Computer Equipment - 7.67%
          80,000  Apple Computer Incorporated+                                                                           3,333,600
          40,000  Caterpillar Incorporated                                                                               3,657,600
          80,000  Deere & Company                                                                                        5,370,400
         325,000  Dell Incorporated+                                                                                    12,486,500
         430,000  EMC Corporation+                                                                                       5,297,600
          90,000  Smith International Incorporated                                                                       5,645,700

                                                                                                                        35,791,400
                                                                                                              --------------------

Insurance Carriers - 2.49%
          90,000  Aetna Incorporated                                                                                     6,745,500
          85,000  Prudential Financial Incorporated                                                                      4,879,000

                                                                                                                        11,624,500
                                                                                                              --------------------

Leather & Leather Products - 0.49%
          40,000  Coach Incorporated+                                                                                    2,265,200
                                                                                                              --------------------

Measuring, Analyzing & Controlling Instruments: Photographic, Medical & Optical Goods - 5.68%
          80,000  Danaher Corporation                                                                                    4,272,800
          60,000  Guidant Corporation                                                                                    4,434,000
          70,000  Rockwell Automation Incorporated                                                                       3,964,800
         200,000  St. Jude Medical Incorporated+                                                                         7,200,000
          85,000  Zimmer Holdings Incorporated+                                                                          6,613,850

                                                                                                                        26,485,450
                                                                                                              --------------------

Miscellaneous Manufacturing Industries - 0.98%
         135,000  Tyco International Limited                                                                             4,563,000
                                                                                                              --------------------

Miscellaneous Retail - 3.14%
         120,000  Petco Animal Supplies Incorporated+                                                                    4,417,200
         120,000  Staples Incorporated                                                                                   3,771,600
         145,000  Walgreen Company                                                                                       6,440,900

                                                                                                                        14,629,700
                                                                                                              --------------------

Motor Freight Transportation & Warehousing - 1.17%
          75,000  United Parcel Service Incorporated Class B                                                             5,455,500
                                                                                                              --------------------

Non-Depository Credit Institutions - 1.95%
          55,000  American Express Company                                                                               2,825,350
          70,000  Countrywide Financial Corporation                                                                      2,272,200
          80,000  SLM Corporation                                                                                        3,987,200

                                                                                                                         9,084,750
                                                                                                              --------------------

Oil & Gas Extraction - 5.62%
          40,000  Apache Corporation                                                                                     2,449,200
          70,000  Halliburton Company                                                                                    3,027,500
          85,000  Noble Corporation                                                                                      4,777,850
          40,000  Occidental Petroleum Corporation                                                                       2,846,800
          80,000  Transocean Incorporated+                                                                               4,116,800
         100,000  Ultra Petroleum Corporation+                                                                           5,080,000
         120,000  XTO Energy Incorporated                                                                                3,940,800

                                                                                                                        26,238,950
                                                                                                              --------------------

Petroleum Refining & Related Industries - 1.57%
          80,000  ExxonMobil Corporation                                                                                 4,768,000
          35,000  Valero Energy Corporation                                                                              2,564,450

                                                                                                                         7,332,450
                                                                                                              --------------------

Security & Commodity Brokers, Dealers, Exchanges & Services - 3.16%
          70,000  Goldman Sachs Group Incorporated                                                                       7,699,300
          75,000  Lehman Brothers Holdings Incorporated                                                                  7,062,000

                                                                                                                        14,761,300
                                                                                                              --------------------

Stone, Clay, Glass & Concrete Products - 0.99%
         415,000  Corning Incorporated+                                                                                  4,618,950
                                                                                                              --------------------

Transportation Equipment - 2.22%
          90,000  Boeing Company                                                                                         5,261,400
          50,000  United Technologies Corporation                                                                        5,083,000

                                                                                                                        10,344,400
                                                                                                              --------------------

Water Transportation - 0.94%
          85,000  Carnival Corporation                                                                                   4,403,850
                                                                                                              --------------------

Wholesale Trade Non-Durable Goods - 0.65%
          80,000  McKesson Corporation                                                                                   3,020,000
                                                                                                              --------------------

Wholesale Trade-Durable Goods - 2.45%
         170,000  Johnson & Johnson                                                                                     11,417,200
                                                                                                              --------------------

Total Common Stocks (Cost $386,298,623)                                                                                458,123,291
                                                                                                              --------------------


Short-Term Investments - 1.48%*

Mutual Fund
       6,920,637  Wells Fargo Money Market Trust~                                                                        6,920,637
                                                                                                              --------------------

Total Short-Term Investments (Cost $6,920,637)                                                                           6,920,637
                                                                                                              --------------------

Total Investments in Securities
(Cost $393,219,260)                                       99.68%                                               $       465,043,928

Other Assets and Liabilities, Net                          0.32                                                          1,476,275
                                                       -------                                                --------------------

Total Net Assets                                         100.00%                                               $       466,520,203
                                                       -------                                                --------------------

+   Non-income earning securities.
~ This Strong Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee for such investments.
* Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.

    Percentages are stated as a percent of net assets.

    Due to this fund's reorganization effective April 11, 2005 and as a result of a change in accounting service provider, industry classifications may not be consistent across all Strong equity funds.

    The schedule of investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.


Item 2.  Controls and Procedures

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant's management, including the principal executive officer and treasurer, regarding the effectiveness of the registrant's disclosure controls and procedures. Based on that evaluation, it was determined that such disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant in the reports it files or submits on Form N-Q (1) is accumulated and communicated to the Registrant's management, including its principal executive officer and treasurer, to allow timely decisions regarding required disclosure, and
         (2) is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.
(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.


SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Strong Large Cap Growth Fund, Inc., on behalf of Strong Large Cap Growth Fund


By:      /s/ Dana J. Russart
         --------------------------
         Dana J. Russart, Principal Executive Officer

Date:    May 13, 2005


By:      /s/ John W. Widmer
         -----------------------------
         John W. Widmer, Treasurer (Principal Financial Officer) and Secretary

Date:    May 13, 2005